Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private

Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day option
from the date of the final prospectus to purchase up to 3,000,000 Over-Allotment Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised their over-allotment option on November 19, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Deferred Legal Fees
The Company engaged a legal counsel firm for legal advisory services, and the legal counsel agreed to defer certain of their fees until the consummation of the initial Business Combination. As of June 30, 2021, the Company recorded deferred legal fees of approximately $200,000 in connection with such services on the accompanying balance sheet.

Hippo Enterprises Inc And Subsidiaries [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
10. Commitments and Contingencies
Operating Leases
The Company leases office space
under non-cancelable operating
leases with various expiration dates through 2029. Rent expense, which is recognized on a straight-line basis over the lease term, for the three and six months ended June 30, 2021 were $0.7 million and $1.5 million, respectively and for the three and six months ended June 30, 2020 were $0.7 million and $1.4 million, respectively.
Litigation
On June 4, 2021, Nicholas Kalair filed a putative class action complaint against Hippo in the U.S. District Court, Northern District of California, alleging violations of the Telephone Consumer Protection Act, individually and on behalf of a putative nationwide class of individuals who received calls or voice messages from Hippo or its agents in the four
years prior to the filing of the complaint. Plaintiff voluntarily dismissed the lawsuit without prejudice on July 23, 2021.

15. Commitments and Contingencies
Operating Leases
The Company leases office space and its internet domain name under operating leases with various expiration dates through 2029. Rent expense, which is recognized on a straight-line basis over the lease term, was $2.8 million and $1.6 million during the years ended December 31, 2020 and 2019, respectively. Future minimum lease payments required under these agreements as of December 31, 2020 are as follows (in millions):

Year Ending December 31,
2021	$2.9
2022	4.0
2023	3.5
2024	3.5
2025	3.6
Thereafter	7.6

Total	$25.1

Purchase Commitments
As of December 31, 2020, the Company has total minimum purchase commitments, which must be made during the next two years, of $19.8 million.
Litigation
The Company is subject to claims and legal proceedings which arise in the normal course of business. Management believes that the ultimate resolution of such matters will not have a material adverse effect on the financial position or results of operations of the Company.

Reinvent Technology Partners Z [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 7 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the final prospectus to purchase up to 3,000,000 Over-Allotment Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised their over-allotment option on November 19, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.